Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Parenthetical) (Detail) $ in Millions	Apr. 30, 2021 CAD ($)
United States of America, Dollar [member] | Loan Commitements Currently Referencing Other Libor Exposures [Member] | Impact in June 30, 2023 Cessation Date [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Authorized loan commitements	$ 8,746